Commitments and Contingencies	12 Months Ended
Jun. 30, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11 — COMMITMENTS AND CONTINGENCIES

Operating Leases

On November 30, 2023, the Company entered into a operating lease for an office. The lease term was from November 30, 2023 to November 29, 2026. ASC 842 requires leases to recognize right-of-use assets and lease liabilities on the balance sheet.

The lease agreement does not contain any material residual value guarantees or material restrictive covenants, and the extended lease contract does not contain options to extend at the time of expiration.

	As of June 30,
	2024	2023

Operating lease right-of-use assets	$18,035	$-
Operating lease liabilities – current	7,374	-
Operating lease liabilities – noncurrent	7,584	-
Total operating lease liabilities	$14,958	$-

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	As of June 30,
	2024	2023
Weighted-average remaining lease term (years)	2.42	—
Weighted-average discount rate	2.80%	—

During the years ended June 30, 2024, 2023 and 2022, the Company incurred total operating lease expenses of $13,022, $99,437 and $98,859 respectively.

The following table summarizes the maturity of operating lease liabilities as of June 30, 2024:

12 months ending June 30,	Amount

2025	$7,690
2026	7,690
Thereafter	—
Total lease payments	15,380
Less: imputed interest	(422)
Total lease liabilities	$14,958

Contingencies

From time to time, the Company is subject to legal proceedings, investigations and claims incidental to the conduct of its business. As of June 30, 2024 and 2023, the Company was not involved in any legal or administrative proceedings.